Incorporated herein by reference is a supplement to the prospectus of MFS Government Securities Fund, a series of MFS Series Trust XIII (File No. 002-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 30, 2019 (SEC Accession No. 0000912938-19-000259).